Fair Value Of Assets And Liabilities (Changes In Fair Value Of Assets And Liabilities Which Fair Value Option Included In Current Period Earnings) (Details) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Mortgage Banking Noninterest Income [Member] | Loans Held For Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, option, changes in fair value, gain (loss)	$ (368)	$ (17,991)	$ (8,236)
Mortgage Banking Noninterest Income [Member] | Other Short-Term Borrowings [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, option, changes in fair value, gain (loss)	12,476	(12,353)	11,705
Capital Markets Noninterest Income [Member] | Trading Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, option, changes in fair value, gain (loss)		$ 11,752